Debentures (Tables)	12 Months Ended
Dec. 31, 2022
Debentures Tables [Abstract]
Schedule of credit facility - other

	As at
	December 31, 2022	December 31, 2021
Principal balance	39,658	41,375
Discount	(2,118)	(2,323)

	37,540	39,052
Interest payable	726	742

	38,266	39,794

Schedule of contractual repayment dates

	Principal component of quarterly payment	Principal due on maturity	Total

2023	2,215	—	2,215

202 4	2,358	—	2,358
202 5	1,870	33,215	35,085
	6,443	33,215	39,658